Shareholder Report, Average Annual Return (Details)		2 Months Ended	10 Months Ended	12 Months Ended	23 Months Ended	31 Months Ended	41 Months Ended	42 Months Ended	60 Months Ended	83 Months Ended	84 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000051966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust STOXX® European Select Dividend Index Fund
Average Annual Return, Percent				37.86%					15.81%			8.39%
C000051967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Alerian Disruptive Technology Real Estate ETF
Average Annual Return, Percent				(7.43%)					2.91%			2.56%
C000054156 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Dow Jones Global Select Dividend Index Fund
Average Annual Return, Percent				24.53%					16.45%			8.69%
C000066484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Global Wind Energy ETF
Average Annual Return, Percent				7.60%					3.53%			8.83%
C000071160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Alerian U.S. NextGen Infrastructure ETF
Average Annual Return, Percent				12.94%					14.12%			7.40%
C000081044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Average Annual Return, Percent				20.10%					20.42%			18.26%
C000087410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Indxx Global Natural Resources Income ETF
Average Annual Return, Percent				15.59%					16.07%			8.61%
C000087411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Indxx Global Agriculture ETF
Average Annual Return, Percent				1.47%					5.88%			1.63%
C000092838 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Indxx NextG ETF
Average Annual Return, Percent				20.36%					14.05%			13.22%
C000101722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust S-Network Future Vehicles & Technology ETF
Average Annual Return, Percent				25.78%					14.96%			10.15%
C000102221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Cloud Computing ETF
Average Annual Return, Percent				31.34%					11.58%			17.36%
C000146603 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust International Equity Opportunities ETF
Average Annual Return, Percent				24.66%					1.96%			10.06%
C000159087 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Cybersecurity ETF
Average Annual Return, Percent				28.49%					17.35%			16.70%
C000204700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust IPOX® Europe Equity Opportunities ETF
Average Annual Return, Percent				21.83%					6.97%		8.95%
C000205597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Dow Jones International Internet ETF
Average Annual Return, Percent				32.62%					0.19%	11.14%
C000234334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Indxx Metaverse ETF
Average Annual Return, Percent				34.40%			16.40%
C000234707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Nasdaq Lux Digital Health Solutions ETF
Average Annual Return, Percent				2.05%				(4.46%)
C000240529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Bloomberg Emerging Market Democracies ETF
Average Annual Return, Percent				24.91%		18.59%
C000245005 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Emerging Markets Human Flourishing ETF
Average Annual Return, Percent				26.61%	25.40%
C000253539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Bloomberg Artificial Intelligence ETF
Average Annual Return, Percent			32.16%
C000261670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				First Trust Bloomberg Nuclear Power ETF
Average Annual Return, Percent		8.07%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Europe Index
Average Annual Return, Percent				15.08%					12.19%		8.59%	8.14%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent				17.25%					14.41%			12.43%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Average Annual Return, Percent				17.41%				12.74%	15.74%			14.71%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Index
Average Annual Return, Percent		5.65%		17.27%			12.52%		13.54%			11.91%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent			14.33%	17.60%					16.47%			15.30%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Average Annual Return, Percent				16.45%					10.26%	8.68%		8.23%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent				17.32%	24.72%	16.03%
STOXX Europe Select Dividend 30 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				STOXX® Europe Select Dividend 30 Index
Average Annual Return, Percent				37.23%					15.80%			8.64%
STOXX Europe 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				STOXX® Europe 600 Index
Average Annual Return, Percent				15.39%					11.94%			8.17%
Alerian Disruptive Technology Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Alerian Disruptive Technology Real Estate Index
Average Annual Return, Percent	[1],[2]			(8.36%)
FTSE EPRA NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent				0.74%					6.54%			4.75%
S And P Global REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Global REIT Index
Average Annual Return, Percent				(1.24%)					6.58%			4.37%
MSCI World REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World REIT Index
Average Annual Return, Percent				(4.16%)					5.24%			5.19%
MSCI World Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Real Estate Index
Average Annual Return, Percent	[2]			(0.96%)					5.08%
Dow Jones World Developed Markets Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones World Developed Markets IndexSM
Average Annual Return, Percent				17.50%					14.21%			12.33%
Dow Jones Global Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Global Select Dividend Index
Average Annual Return, Percent				24.19%					16.58%			8.91%
ISE Clean Edge Global Wind Energy TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ISE Clean Edge Global Wind EnergyTM Index
Average Annual Return, Percent				6.39%					3.96%			9.51%
MSCI USA Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Infrastructure Index
Average Annual Return, Percent				12.67%					11.60%			9.58%
MSCI World Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Industrials Index
Average Annual Return, Percent				17.64%					14.89%			12.31%
Alerian U S NextGen Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Alerian U.S. NextGen Infrastructure Index
Average Annual Return, Percent	[3]			13.63%
Nasdaq Clean Edge Smart Grid InfrastructureTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Clean Edge Smart Grid InfrastructureTM Index
Average Annual Return, Percent				20.84%					21.26%			19.18%
S And P Composite 1500 Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Industrials Index
Average Annual Return, Percent				14.84%					17.11%			14.00%
MSCI ACWI Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Materials Index
Average Annual Return, Percent				5.19%					8.92%			10.10%
Indxx Global Natural Resources Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Indxx Global Natural Resources Income Index
Average Annual Return, Percent	[4]			16.54%					17.32%			10.64%
Indxx Global Agriculture Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Indxx Global Agriculture Index
Average Annual Return, Percent	[5]			2.30%					7.32%			5.73%
MSCI ACWI Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI Information Technology Index
Average Annual Return, Percent				28.09%					19.80%			22.25%
Indxx 5G And NextG Thematic IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Indxx 5G & NextG Thematic IndexSM
Average Annual Return, Percent	[6],[7]			21.30%					15.26%
S Network Electric And Future Vehicle Ecosystem Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S-Network Electric & Future Vehicle Ecosystem Index
Average Annual Return, Percent	[8]			25.70%
S And P Composite 1500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Information Technology Index
Average Annual Return, Percent				27.70%					23.07%			24.76%
ISE CTA Cloud ComputingTMIndex [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ISE CTA Cloud ComputingTMIndex
Average Annual Return, Percent	[9]			32.18%					12.25%			18.01%
IPOX International Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				IPOX® International Index
Average Annual Return, Percent				25.63%					2.96%			11.07%
Nasdaq CTA CybersecurityTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq CTA CybersecurityTM Index
Average Annual Return, Percent				29.30%					18.12%			17.52%
IPOX 100 Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				IPOX®-100 Europe Index
Average Annual Return, Percent				23.36%					8.16%		10.24%
MSCI ACWI ex USA Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex-USA Information Technology Index
Average Annual Return, Percent				24.39%					13.00%	16.46%
Dow Jones International Internet Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones International Internet Index
Average Annual Return, Percent				32.35%					0.82%	11.84%
Indxx Metaverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Indxx Metaverse Index
Average Annual Return, Percent				35.34%			17.40%
S And P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Composite 1500® Health Care Index
Average Annual Return, Percent				(7.83%)				1.93%
Nasdaq Lux Health Tech Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nasdaq Lux Health TechTM Index
Average Annual Return, Percent				2.73%				(3.85%)
Bloomberg Emerging Market Democracies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Emerging Market Democracies Index
Average Annual Return, Percent				26.03%		20.58%
Emerging Markets Human Flourishing Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Human Flourishing Index
Average Annual Return, Percent				27.96%	26.65%
Bloomberg Artificial Intelligence Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Artificial Intelligence Index
Average Annual Return, Percent			33.02%
Bloomberg Nuclear Power Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Nuclear Power Total Return Index
Average Annual Return, Percent		8.18%

[1]	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.
[4]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
[5]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated.
[6]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.
[7]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[8]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.
[9]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”